Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Oct. 16, 2014	Dec. 31, 2013	Mar. 20, 2013
Statement [Line Items]
Prepaid Expense and Other Assets, Current	$ 3,872		$ 61
Cash and cash equivalents	272,673		733,896	0
Senior Notes	73,625	8,625	0
Reported Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Statement [Line Items]
Prepaid Expense and Other Assets, Current	3,872		61
Accounts Payable and Accrued Liabilities, Fair Value Disclosure	15,811		1,472
Cash and cash equivalents	272,673		733,896
Accounts Receivable, Related Parties	47,678		0
Long-term Debt	33,550		0
Senior Notes	73,625		0
Accounts Payable, Related Parties	1,231		0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Statement [Line Items]
Accrued Liabilities, Fair Value Disclosure	3,872		61
Accounts Payable and Accrued Liabilities, Fair Value Disclosure	15,811		1,472
Cash and Cash Equivalents, Fair Value Disclosure	272,673		733,896
Accounts Receivable, Fair Value Disclosure	47,678		0
Long-term Debt, Fair Value	33,550		0
Senior Notes	57,133		0
Accounts Payable, Related Parties	1,231		0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Statement [Line Items]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	$ 43,781		$ 0